Consolidated Balance Sheets - USD ($)	Dec. 31, 2023	Dec. 31, 2022	Dec. 31, 2021
Current assets:
Cash and cash equivalents	$ 92,813	$ 25,438	$ 849
Related party transactions			85,203
Other current assets	3,621
Total current assets	96,434	25,438	86,052
Property and equipment, net	320,700	41,929	31,404
Intangible assets, net		11,499	12,796
Total assets	417,134	78,866	130,251
Current liabilities:
Accounts payable and accrued expenses	59,009	20,583	14,417
Other current liabilities	648
Total current liabilities	734,118	20,583	14,417
Non Current liabilities:
Other non-current liabilities	4,729
Total current liabilities	4,729
Total liabilities	738,847	20,583	14,417
Stockholders’ equity:
Series A preferred stock, $0,001 par value, 10,000,000 shares authorized; 1 share issued and outstanding
Common stock, $0,001 par value, 40,000,000 shares authorized; 9,674,497, 8,118,737 and 6,148,212 shares issued and outstanding as of December 31, 2023, 2022 and 2021, respectively	9,674	8,118	6,148
Additional paid-in capital	3,935,287	3,209,505	2,604,701
Accumulated other comprehensive loss	(66,366)	(30,877)	(23,927)
Accumulated deficit	(4,200,308)	(3,128,463)	(2,471,088)
Total stockholders’ equity	(321,713)	58,283	115,834
Total liabilities and stockholders’ equity	417,134	78,866	130,251
Related Party [Member]
Current liabilities:
Related party transactions	$ 674,461